Derivative financial instruments - Derivative Instruments, Gain (Loss) (Details) - Interest Rate Caps and Swaps - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedges	$ 69,336	$ 19,718	$ (14,369)
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	17,909	(76,682)	(53,539)
Gain (loss) recognized in interest expense	$ 87,245	$ (56,964)	$ (67,908)